Other Assets and Receivables - Summary of Receivables (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Other Assets And Receivables [abstract]
Loans to associates	€ 12	€ 12
Loans to joint ventures	18	13
Receivables from policyholders	969	999
Receivables from brokers and agents	396	400
Receivables from reinsurers	1,129	2,708
Cash outstanding from assets sold	116	46
Trade receivables	1,321	910
Cash collateral	616	1,545
Reverse repurchase agreements	0	230
Income tax receivable	102	85
Other	1,382	1,190
Provision for doubtful debts	(41)	(48)
Receivables	6,019	8,091
Current	5,989	8,061
Non-current	€ 30	€ 30